Basic and diluted earnings per share (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2020 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2019 DKK (kr) EquityInstruments kr / shares shares
Basic and diluted result per share
Net result for the year | kr	kr (1,018,149)	kr (846,729)	kr (571,541)
et result used in the calculation of basic and diluted earnings/losses per share | kr	kr (1,018,149)	kr (846,729)	kr (571,541)
Weighted average number of ordinary shares | shares	43,192,383	38,433,923	33,866,709
Weighted average number of treasury shares | shares	(322,988)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share | shares	42,869,395	38,369,700	33,802,486
Weighted average number of ordinary shares used in the calculation of diluted earnings per share | shares	42,869,395	38,369,700	33,802,486
Basic earnings/loss per share (DKK) | kr / shares	kr (23.75)	kr (22.07)	kr (16.91)
Diluted earnings/loss per share (DKK) | kr / shares	kr (23.75)	kr (22.07)	kr (16.91)
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	2,209,044	2,019,368	1,709,912
Out of which these are dilutive | shares	0	0	0
Out of which these are anti-dilutive | shares	2,209,044	2,019,368	1,709,912
2010 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	0	0	42,359
2015 employee incentive programs
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	1,413,977	1,908,920	1,647,788
Outstanding Restricted Share Units (RSUs) under the LTIP programs
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	460,089	27,466	0
Outstanding Performance Share Units (PSUs) under the LTIP program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	271,761	19,765	19,765
Outstanding warrants under the 2020 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	63,217	63,217	0